30 Equity (Details)	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares	2,736,553,750
Percent	100.00%
Common [member]
Disclosure of classes of share capital [line items]
Number of shares	1,450,310,800
Percent	100.00%
Class "B" preferred [member]
Disclosure of classes of share capital [line items]
Number of shares	1,282,975,430
Percent	100.00%
Class "A" preferred [member]
Disclosure of classes of share capital [line items]
Number of shares	3,267,520
Percent	100.00%
State of parana [member]
Disclosure of classes of share capital [line items]
Number of shares	850,285,980
Percent	31.07%
State of parana [member] | Common [member]
Disclosure of classes of share capital [line items]
Number of shares	850,285,980
Percent	58.63%
BNDES [member]
Disclosure of classes of share capital [line items]
Number of shares	655,807,810
Percent	23.96%
BNDES [member] | Common [member]
Disclosure of classes of share capital [line items]
Number of shares	382,987,750
Percent	26.41%
BNDES [member] | Class "B" preferred [member]
Disclosure of classes of share capital [line items]
Number of shares	272,820,060
Percent	21.26%
Eletrobras [member]
Disclosure of classes of share capital [line items]
Number of shares	15,307,740
Percent	0.56%
Eletrobras [member] | Common [member]
Disclosure of classes of share capital [line items]
Number of shares	15,307,740
Percent	1.06%
Free float: B3 [member]
Disclosure of classes of share capital [line items]
Number of shares	972,748,740
Percent	35.56%
Free float: B3 [member] | Common [member]
Disclosure of classes of share capital [line items]
Number of shares	197,200,880
Percent	13.59%
Free float: B3 [member] | Class "B" preferred [member]
Disclosure of classes of share capital [line items]
Number of shares	774,780,030
Percent	60.40%
Free float: B3 [member] | Class "A" preferred [member]
Disclosure of classes of share capital [line items]
Number of shares	767,830
Percent	23.50%
Free float: NYSE [member]
Disclosure of classes of share capital [line items]
Number of shares	234,311,920
Percent	8.56%
Free float: NYSE [member] | Common [member]
Disclosure of classes of share capital [line items]
Number of shares	1,163,450
Percent	0.08%
Free float: NYSE [member] | Class "B" preferred [member]
Disclosure of classes of share capital [line items]
Number of shares	233,148,470
Percent	18.17%
Free Float: Latibex [member]
Disclosure of classes of share capital [line items]
Number of shares	1,721,110
Percent	0.06%
Free Float: Latibex [member] | Class "B" preferred [member]
Disclosure of classes of share capital [line items]
Number of shares	1,721,110
Percent	0.13%
City halls [member]
Disclosure of classes of share capital [line items]
Number of shares	1,911,900
Percent	0.07%
City halls [member] | Common [member]
Disclosure of classes of share capital [line items]
Number of shares	1,783,930
Percent	0.12%
City halls [member] | Class "B" preferred [member]
Disclosure of classes of share capital [line items]
Number of shares	34,710
City halls [member] | Class "A" preferred [member]
Disclosure of classes of share capital [line items]
Number of shares	93,260
Percent	2.85%
Other shareholders [member]
Disclosure of classes of share capital [line items]
Number of shares	4,458,550
Percent	0.16%
Other shareholders [member] | Common [member]
Disclosure of classes of share capital [line items]
Number of shares	1,581,070
Percent	0.11%
Other shareholders [member] | Class "B" preferred [member]
Disclosure of classes of share capital [line items]
Number of shares	471,050
Percent	0.04%
Other shareholders [member] | Class "A" preferred [member]
Disclosure of classes of share capital [line items]
Number of shares	2,406,430
Percent	73.65%